Inventories	12 Months Ended
Dec. 31, 2025
Inventories
Inventories

12 Inventories

Accounting policy

Finished goods and work-in-progress are valued at factory cost, including appropriate overheads, on a first-in first-out basis. Raw materials and bought-in finished goods are valued at purchase price. All inventories are reduced to net realisable value where lower than cost. Inventory acquired as part of a business acquisition is valued at selling price less costs to sell and a profit allowance for selling efforts.

Instruments expected to be sold outright to customers and distributors in the ordinary course of business are initially recognised as inventory. Instruments not expected to be sold are recognised in property, plant and equipment (refer to note 7).

Risks and rewards of ownership of consignment inventory are transferred to the customer when the product is used in surgery.

A feature of the orthopaedic business is the high level of product inventory required, some of which is located at customer premises and is available for customers’ immediate use (referred to as consignment inventory). Complete sets of product, including large and small sizes, have to be made available in this way. These outer sizes are used less frequently than standard sizes and towards the end of the product life cycle are inevitably in excess of requirements. Adjustments to carrying value are therefore required to be made to orthopaedic inventory to anticipate this situation. These adjustments are calculated in accordance with a formula based on levels of inventory compared with historical or forecast usage. This formula is applied on an individual product line basis and is first applied when a product group has been on the market for two years. This method of calculation is considered appropriate based on experience but it involves management judgements on effectiveness of inventory deployment, length of product lives, phase-out of old products and efficiency of manufacturing planning systems.

	2025	2024
	$ million	$ million
Raw materials and consumables	412	469
Work-in-progress	54	45
Finished goods and goods for resale	1,651	1,873
	2,117	2,387

The determination of the estimate of excess and obsolete inventory includes assumptions on the future usage of all different items of finished goods. The provision has a high degree of estimation uncertainty given the range of products and sizes, with a potential range of reasonable outcomes that could be material over the longer term (i.e, more than 12 months).

In 2025, the Group advanced its portfolio simplification initiatives introduced under the 12-point plan and further developed through the Ortho 360 operating model and new RISE strategy. These actions include the planned discontinuation and simplification of certain product ranges which will reduce the need for inventory and capital employed in the business, provide a simpler and more efficient offer to our customers, and will also allow us to focus on migrating them to our latest technology products. As a result, the Group recognised an excess and obsolescence charge of $159m (2024: $nil, 2023: $nil) within Cost of goods sold. The determination of the provision involves assumptions regarding timing of product discontinuation and future sales patterns.

Management has not changed their policy for calculating the excess and obsolete provision since 31 December 2024, in relation to inventory that is not subject to the inventory portfolio rationalisation programme described above. The provision has increased from $511m at 31 December 2024 to $644m at 31 December 2025 and includes a charge to the provision of $159m in relation to the inventory rationalisation programme (2024: $nil) as noted above. Foreign exchange movements of $15m contributed to the increase in provision. $231m was recognised as an expense within cost of goods sold resulting from inventory write-offs and provision movements (2024: $120m, 2023: $106m) which included $159m arising from the inventory portfolio rationalisation programme (2024: $nil, 2023: $nil).

The cost of inventories recognised as an expense and included in cost of goods sold amounted to $1,625m (2024: $1,583m, 2023: $1,459m).

In 2025, no inventory write-offs were recognised (2024: $17m) relating to the disposal of certain products and voluntary product discontinuation.

Notwithstanding inventory acquired within acquisitions, no inventory is carried at fair value less costs to sell in any year.